Current Tax and Deferred Taxes - Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debit differences:
Deferred tax liability (asset)	$ 322,055	$ 320,406
Deferred tax assets	322,221	320,406
Deferred tax liabilities	(166)
Total deferred taxes	322,055	320,406
Allowances For Loan Losses And Provision For Contingent Loans [Member]
Debit differences:
Deferred tax liability (asset)	161,536	161,352	$ 213,784
Deferred tax expense (income) recognised in profit or loss	184	(52,432)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	161,536	161,352	213,784
Personnel Provisions [Member]
Debit differences:
Deferred tax liability (asset)	24,636	24,404	20,228
Deferred tax expense (income) recognised in profit or loss	232	4,176
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	24,636	24,404	20,228
Staff Vacations Provisions [Member]
Debit differences:
Deferred tax liability (asset)	11,562	12,025	11,139
Deferred tax expense (income) recognised in profit or loss	(463)	886
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	11,562	12,025	11,139
Accrued Interest Adjustments From Impaired Loans [Member]
Debit differences:
Deferred tax liability (asset)	16,534	14,937	10,305
Deferred tax expense (income) recognised in profit or loss	1,597	4,632
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	16,534	14,937	10,305
Staff severance indemnities provision [Member]
Debit differences:
Deferred tax liability (asset)	1,004	1,252	1,368
Deferred tax expense (income) recognised in profit or loss	(217)	(136)
Deferred tax relating to items credited (charged) directly to equity	(31)	20
Total deferred taxes	1,004	1,252	1,368
Provisions of credit card expenses [Member]
Debit differences:
Deferred tax liability (asset)	10,968	9,857	9,146
Deferred tax expense (income) recognised in profit or loss	1,111	711
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	10,968	9,857	9,146
Provisions of accrued expenses [Member]
Debit differences:
Deferred tax liability (asset)	10,231	10,737	11,829
Deferred tax expense (income) recognised in profit or loss	(506)	(1,092)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	10,231	10,737	11,829
Adjustment For Valuation Of Investments And Equity Instruments At Fair Value Through O C I [Member]
Debit differences:
Deferred tax liability (asset)	475	277	3,533
Deferred tax expense (income) recognised in profit or loss
Deferred tax relating to items credited (charged) directly to equity	198	(3,256)
Total deferred taxes	475	277	3,533
Leasing [Member]
Debit differences:
Deferred tax liability (asset)	110,943	103,352	89,821
Deferred tax expense (income) recognised in profit or loss	7,591	13,531
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	110,943	103,352	89,821
Incomes Received In Advance [Member]
Debit differences:
Deferred tax liability (asset)	4,114	5,149	9,012
Deferred tax expense (income) recognised in profit or loss	(1,035)	(3,863)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	4,114	5,149	9,012
Exchange Rate Difference [Member]
Debit differences:
Deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes
Property And Equipment Valuation Difference Debit Differences [Member]
Debit differences:
Deferred tax liability (asset)	6,800	2,876	403
Deferred tax expense (income) recognised in profit or loss	3,924	2,473
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	6,800	2,876	403
Other Adjustments Debit Differences [Member]
Debit differences:
Deferred tax liability (asset)	21,148	31,322	32,382
Deferred tax expense (income) recognised in profit or loss	(10,174)	(1,060)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	21,148	31,322	32,382
Total Debit Differences [Member]
Debit differences:
Deferred tax liability (asset)	379,951	377,540	412,950
Deferred tax expense (income) recognised in profit or loss	2,244	(32,174)
Deferred tax relating to items credited (charged) directly to equity	167	(3,236)
Total deferred taxes	379,951	377,540	412,950
Intangible Credit Difference [Member]
Debit differences:
Deferred tax liability (asset)	30,623	24,710	16,965
Deferred tax expense (income) recognised in profit or loss	5,913	7,745
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	30,623	24,710	16,965
Property And Equipment Valuation Difference Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes
Transitory Assets [Member]
Debit differences:
Deferred tax liability (asset)	9,726	8,874	7,953
Deferred tax expense (income) recognised in profit or loss	852	921
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	9,726	8,874	7,953
Loans Accrued To Effective Rate [Member]
Debit differences:
Deferred tax liability (asset)	2,333	2,484	2,441
Deferred tax expense (income) recognised in profit or loss	(151)	43
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	2,333	2,484	2,441
Prepaid Expenses Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	6,400	10,885	2,688
Deferred tax expense (income) recognised in profit or loss	(4,485)	8,197
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	6,400	10,885	2,688
Exchange Rate Difference Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	801	1,636	3,406
Deferred tax expense (income) recognised in profit or loss	(835)	(1,770)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	801	1,636	3,406
Activated Bond Placement Expense Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	4,895	5,257	5,810
Deferred tax expense (income) recognised in profit or loss	(362)	(553)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	4,895	5,257	5,810
Other Adjustments Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	3,118	3,288	5,501
Deferred tax expense (income) recognised in profit or loss	(170)	(2,212)
Deferred tax relating to items credited (charged) directly to equity		(1)
Total deferred taxes	3,118	3,288	5,501
Total Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	57,896	57,134	44,764
Deferred tax expense (income) recognised in profit or loss	762	12,371
Deferred tax relating to items credited (charged) directly to equity		(1)
Total deferred taxes	57,896	57,134	44,764
Total Debit (Credit), net [Member]
Debit differences:
Deferred tax liability (asset)	322,055	320,406	368,186
Deferred tax expense (income) recognised in profit or loss	1,482	(44,545)
Deferred tax relating to items credited (charged) directly to equity	167	(3,235)
Total deferred taxes	$ 322,055	$ 320,406	$ 368,186